Pay vs Performance Disclosure - USD ($)		5 Months Ended	7 Months Ended	12 Months Ended
		May 24, 2022	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

Pursuant to Section 953(a) of the Dodd-Frank Act and Item 402(v) of SEC Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid” (or “CAP”), as defined by SEC rules, to the Company’s principal executive officer (“PEO”) and non-PEO named executive officer (the “Non-PEO NEOs”) and certain aspects of the financial performance of the Company. The Compensation Committee does not utilize CAP as the basis for making compensation decisions.

The following table sets forth certain information regarding pay versus performance as of December 31, 2024.

Year (1)	Summary Compensation Table Total for PEO ($) (2)	Compensation Actually Paid to PEO ($) (3)	Summary Compensation Table Total for Non-PEO NEO ($) (2)	Compensation Actually Paid to Non-PEO NEO ($) (3)	ClearOne Total Shareholder Return ($) (4)	Net Income (Loss) ($000) (5)
2024	$283,053	$301,654	$313,016	$346,567	$96	$(8,983)
2023	366,047	366,476	364,940	324,129	90	(560)
2022	557,277	532,457	230,000	222,409	67	20,556
2021	418,750	378,848	251,625	227,684	57	(7,694)

(1)	Zeynep Hakimoglu served as PEO in and in 2022 till May 24, 2022, when her employment with ClearOne was terminated. Derek L. Graham served as PEO for the remaining part of 2022 and continued in the role for 2023 and 2024. Narsi Narayanan was our only Non-PEO NEO for 2021, 2022, 2023, and 2024 until his resignation effective March 1, 2024. Simon Brewer served as the Non-PEO NEO starting April 17, 2024.

(2)	Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table (“SCT”) for the applicable years in the case of our PEOs, Zeynep Hakimoglu and Derek Graham, and (ii) total compensation reported in the SCT for the applicable years for Narsi Narayana and Simon Brewer, our only Non-PEO NEOs for the applicable years.

(3)	Amounts reported in these columns represent compensation actually paid; adjustments were made to the amounts reported in the SCT for the applicable year.
(4)	Total Shareholder Return (“TSR”) is cumulative for the measurement periods beginning on December 31, 2020 and ending on December 31 of each of 2024, 2023, 2022 and 2021, respectively, calculated in accordance with Item 201(e) of Regulation S-K.
(5)	The dollar amounts reported represent the amount of net income (loss) attributable to common stockholders reflected in our audited Consolidated Financial Statements included in our 2024, 2023, 2022 and 2021 Annual Reports on Form 10-K, respectively.

Named Executive Officers, Footnote [Text Block]

(1)	Zeynep Hakimoglu served as PEO in and in 2022 till May 24, 2022, when her employment with ClearOne was terminated. Derek L. Graham served as PEO for the remaining part of 2022 and continued in the role for 2023 and 2024. Narsi Narayanan was our only Non-PEO NEO for 2021, 2022, 2023, and 2024 until his resignation effective March 1, 2024. Simon Brewer served as the Non-PEO NEO starting April 17, 2024.

PEO Total Compensation Amount	[1],[2],[3]			$ 283,053	$ 366,047	$ 557,277	$ 418,750
PEO Actually Paid Compensation Amount	[3],[4]			$ 301,654	366,476	532,457	378,848
Adjustment To PEO Compensation, Footnote

	2024	2024	2023	2023	2022	2022	2021	2021
Name	PEO	Non-PEO NEO	PEO	Non-PEO NEO	PEO	Non-PEO NEO	PEO	Non-PEO NEO
Summary Compensation Table Total(1)	$283,053	$313,016	$366,047	$364,940	$557,277	$230,000	$418,750	$251,625
(-) Grant Date Fair Value of Option Awards Granted in Fiscal Year	(24,336)	(40,560)	(21,900)	(14,600)	—	—	—	—
(+) Fair Value at Fiscal Year End of Outstanding and Unvested Option Awards Granted in Fiscal Year	44,466	74,111	26,637	(8,697)	—	—	—	—
(+) Change in Fair Value of Outstanding and Unvested Option Awards Granted in Prior Fiscal Years	—	—	(4,309)	(12,926)	(22,059)	(4,600)	(43,666)	(26,200)
(+) Fair Value at Vesting of Option Awards Granted in Fiscal Year that Vested During Fiscal Year	—	—	—	—	—	—	—	—
(+) Change in Fair Value as of Vesting Date of Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(1,529)	—	—	(4,588)	(2,761)	(2,991)	3,764	2,259
(-) Fair Value as of Prior Fiscal Year End of Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	—	—	—	—	—
(+) Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Fiscal Year	—	—	—	—	—	—	—	—
Compensation Actually Paid	$301,654	$346,567	$366,476	$324,129	$532,457	$222,409	$378,848	$227,684

(1)	Unvested equity values are computed in accordance with the methodology used for financial reporting purposes.

Non-PEO NEO Average Total Compensation Amount	[1],[2],[3]			$ 313,016	364,940	230,000	251,625
Non-PEO NEO Average Compensation Actually Paid Amount	[3],[4]			$ 346,567	324,129	222,409	227,684
Adjustment to Non-PEO NEO Compensation Footnote

	2024	2024	2023	2023	2022	2022	2021	2021
Name	PEO	Non-PEO NEO	PEO	Non-PEO NEO	PEO	Non-PEO NEO	PEO	Non-PEO NEO
Summary Compensation Table Total(1)	$283,053	$313,016	$366,047	$364,940	$557,277	$230,000	$418,750	$251,625
(-) Grant Date Fair Value of Option Awards Granted in Fiscal Year	(24,336)	(40,560)	(21,900)	(14,600)	—	—	—	—
(+) Fair Value at Fiscal Year End of Outstanding and Unvested Option Awards Granted in Fiscal Year	44,466	74,111	26,637	(8,697)	—	—	—	—
(+) Change in Fair Value of Outstanding and Unvested Option Awards Granted in Prior Fiscal Years	—	—	(4,309)	(12,926)	(22,059)	(4,600)	(43,666)	(26,200)
(+) Fair Value at Vesting of Option Awards Granted in Fiscal Year that Vested During Fiscal Year	—	—	—	—	—	—	—	—
(+) Change in Fair Value as of Vesting Date of Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(1,529)	—	—	(4,588)	(2,761)	(2,991)	3,764	2,259
(-) Fair Value as of Prior Fiscal Year End of Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	—	—	—	—	—
(+) Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Fiscal Year	—	—	—	—	—	—	—	—
Compensation Actually Paid	$301,654	$346,567	$366,476	$324,129	$532,457	$222,409	$378,848	$227,684

(1)	Unvested equity values are computed in accordance with the methodology used for financial reporting purposes.

Compensation Actually Paid vs. Total Shareholder Return				Relationship Between CAP and Total Shareholder Return (“TSR”) The graph below reflects the relationship between the PEO and Non-PEO NEO CAP and our TSR.
Compensation Actually Paid vs. Net Income

Relationship Between CAP and Net Income (Loss)

The graph below reflects the relationship between the PEO and Non-PEO NEO CAP and Net Income (Loss) [1].

(1)	Represents the amount of net income (loss) reported in the Company’s audited financial statements for the applicable year.

Total Shareholder Return Amount	[3],[5]			$ 96	90	67	57
Net Income (Loss) Attributable to Parent	[3],[6]			$ (8,983,000)	$ (560,000)	(20,556,000)	$ (7,694,000)
PEO Name		Zeynep Hakimoglu	Derek L. Graham	Derek L. Graham	Derek L. Graham		Zeynep Hakimoglu
Additional 402(v) Disclosure				Pursuant to Section 953(a) of the Dodd-Frank Act and Item 402(v) of SEC Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid” (or “CAP”), as defined by SEC rules, to the Company’s principal executive officer (“PEO”) and non-PEO named executive officer (the “Non-PEO NEOs”) and certain aspects of the financial performance of the Company. The Compensation Committee does not utilize CAP as the basis for making compensation decisions.
PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ (24,336)	$ (21,900)
PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				44,466	26,637
PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(4,309)	(22,059)	(43,666)
PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(1,529)		(2,761)	3,764
PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(40,560)	(14,600)
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				74,111	(8,697)
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(12,926)	(4,600)	(26,200)
Non-PEO NEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(4,588)	(2,991)	2,259
Non-PEO NEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount

[1]	Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table (“SCT”) for the applicable years in the case of our PEOs, Zeynep Hakimoglu and Derek Graham, and (ii) total compensation reported in the SCT for the applicable years for Narsi Narayana and Simon Brewer, our only Non-PEO NEOs for the applicable years.
[2]	Unvested equity values are computed in accordance with the methodology used for financial reporting purposes.
[3]	Zeynep Hakimoglu served as PEO in and in 2022 till May 24, 2022, when her employment with ClearOne was terminated. Derek L. Graham served as PEO for the remaining part of 2022 and continued in the role for 2023 and 2024. Narsi Narayanan was our only Non-PEO NEO for 2021, 2022, 2023, and 2024 until his resignation effective March 1, 2024. Simon Brewer served as the Non-PEO NEO starting April 17, 2024.
[4]	Amounts reported in these columns represent compensation actually paid; adjustments were made to the amounts reported in the SCT for the applicable year.
[5]	Total Shareholder Return (“TSR”) is cumulative for the measurement periods beginning on December 31, 2020 and ending on December 31 of each of 2024, 2023, 2022 and 2021, respectively, calculated in accordance with Item 201(e) of Regulation S-K.
[6]	The dollar amounts reported represent the amount of net income (loss) attributable to common stockholders reflected in our audited Consolidated Financial Statements included in our 2024, 2023, 2022 and 2021 Annual Reports on Form 10-K, respectively.